CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		21 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Revenues	$ 5,000	$ 0	$ 26,000
Total revenues	5,000	0	26,000
General and administrative	131,043	146,774	1,294,956
Exploration costs	75,344	41,606	342,988
Stock-based compensation	31,473	86,156	1,390,636
Total expenses	237,860	274,536	3,028,590
Loss from operations	(232,860)	(274,536)	(3,002,590)
Interest expense	(8,787)	(1,735)	(38,808)
Sale of equipment	0	5,535	8,396
Total other income (expense)	(8,787)	3,800	(30,412)
Net loss	$ (241,647)	$ (270,736)	$ (3,033,002)
BASIC LOSS PER COMMON SHARE	$ 0.00	$ 0.00
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING- BASIC	161,771,887	148,247,810